Loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Loss per share:
Schedule of loss per share

	Year ended	Year ended
	December 31,	December 31,
	2019	2018

Basic weighted average number of common shares outstanding	47,430,219	33,616,869

Basic and diluted loss per share	$(0.73)	$(0.27)